Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

BlackRock Shares | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

Investor and Institutional | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

Class R Shares | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

Service Shares | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.